May 01, 2016
Supplement dated June 27, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn SelectSM	5/1/2016
1.	The table under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.23%	0.23%	0.12%	0.23%	0.17%	0.12%	0.23%
Total annual Fund operating expenses	1.33%	2.08%	0.97%	1.08%	1.02%	0.97%	1.08%
Less: Fee waivers and/or expense reimbursements(d)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.13%	1.88%	0.77%	0.88%	0.82%	0.77%	0.88%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(d)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2017. This arrangement may only be modified or amended with approval from the Fund and the Investment Manager.
2.	The expense example table that appears under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$684	$954	$1,244	$2,068
Class C (assuming redemption of all shares at the end of the period)	$291	$633	$1,100	$2,395
Class C (assuming no redemption of shares)	$191	$633	$1,100	$2,395
Class I (whether or not shares are redeemed)	$ 79	$289	$ 517	$1,171
Class R4 (whether or not shares are redeemed)	$ 90	$324	$ 576	$1,299
Class R5 (whether or not shares are redeemed)	$ 84	$305	$ 544	$1,230
Class Y (whether or not shares are redeemed)	$ 79	$289	$ 517	$1,171
Class Z (whether or not shares are redeemed)	$ 90	$324	$ 576	$1,299